Intangible assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible assets
13. Intangible assets

	Acquisition intangibles
	Customer relationships and distribution rights £m	Patents, technology and know- how £m	Licence fees £m	Trade names £m	Sub-total £m	Software (revised*) £m	Internally developed technology £m	Patents and licenses £m	Total £m
Cost
At 1 July 2018 (as previously reported)	7.3	65.6	15.5	2.5	90.9	45.3	19.7	—	155.9
Revision	—	—	—	—	—	(1.3)	—	—	(1.3)
At 1 July 2018 (revised*)	7.3	65.6	15.5	2.5	90.9	44.0	19.7	—	154.6
Additions	—	0.6	—	—	0.6	12.5	8.0	—	21.1
Disposals	(0.6)	—	—	—	(0.6)	(6.9)	—	—	(7.5)
Exchange differences	0.2	2.3	0.2	0.1	2.8	—	0.2	—	3.0

At 30 June 2019 (revised*)	6.9	68.5	15.7	2.6	93.7	49.6	27.9	—	171.2

	Acquisition intangibles
	Customer relationships and distribution rights £m	Patents, technology and know- how £m	Licence fees £m	Trade names £m	Sub-total £m	Software (revised*) £m	Internally developed technology £m	Patents and licenses £m	Total £m
Additions	—	—	—	—	—	14.8	9.0	—	23.8
Acquisition	1.8	45.8	0.4	1.1	49.1	0.1	—	—	49.2
Exchange differences	0.2	3.5	0.2	0.1	4.0	—	0.2	—	4.2

At 30 June 2020 (revised*)	8.9	117.8	16.3	3.8	146.8	64.5	37.1	—	248.4
Additions	—	—	—	—	—	7.1	4.5	0.7	12.3
Exchange differences	(0.5)	(6.6)	(0.6)	(0.3)	(8.0)	(0.2)	(0.5)	—	(8.7)

At 31 December 2020 (revised*)	8.4	111.2	15.7	3.5	138.8	71.4	41.1	0.7	252.0

Additions	—	—	—	—	—	17.4	7.5	0.9	25.8
Acquisition	3.7	77.5	—	—	81.2	—	—	—	81.2
Exchange differences	0.1	0.5	0.1	0.1	0.8	—	0.1	—	0.9

At 31 December 2021	12.2	189.2	15.8	3.6	220.8	88.8	48.7	1.6	359.9

Accumulated amortization
At 1 July 2018 (as previously reported and revised*)	4.8	17.9	4.7	1.9	29.3	13.0	7.3	—	49.6
Charge for the year	0.8	4.2	1.2	0.3	6.5	1.8	2.2	—	10.5
Impairment	—	—	—	—	—	12.8	—	—	12.8
Disposals	(0.6)	—	—	—	(0.6)	(6.9)	—	—	(7.5)
Exchange differences	0.1	0.8	0.1	0.1	1.1	—	0.1	—	1.2

At 30 June 2019 (revised*)	5.1	22.9	6.0	2.3	36.3	20.7	9.6	—	66.6
Charge for the year	0.8	6.3	1.2	0.3	8.6	4.0	3.1	—	15.7
Impairment	—	14.7	—	—	14.7	—	0.2	—	14.9
Exchange differences	0.1	0.8	0.1	0.1	1.1	—	—	—	1.1

At 30 June 2020 (revised*)	6.0	44.7	7.3	2.7	60.7	24.7	12.9	—	98.3
Charge for the period	0.4	3.1	0.9	—	4.4	2.0	1.5	—	7.9
Exchange differences	(0.3)	(4.1)	(0.5)	(0.3)	(5.2)	(0.2)	(0.6)	—	(6.0)

At 31 December 2020 (revised*)	6.1	43.7	7.7	2.4	59.9	26.5	13.8	—	100.2

Charge for the year	1.0	6.9	1.1	0.1	9.1	8.9	2.4	0.5	20.9
Impairment	—	—	—	—	—	2.1	1.7	—	3.8
Exchange differences	(0.1)	0.3	0.1	0.1	0.4	0.1	0.3	—	0.8

At 31 December 2021	7.0	50.9	8.9	2.6	69.4	37.6	18.2	0.5	125.7

Carrying amount
At 30 June 2019	1.8	45.6	9.7	0.3	57.4	28.9	18.3	—	104.6
At 30 June 2020	2.9	73.1	9.0	1.1	86.1	39.8	24.2	—	150.1
At 31 December 2020	2.3	67.5	8.0	1.1	78.9	44.9	27.3	0.7	151.8
At 31 December 2021	5.2	138.3	6.9	1.0	151.4	51.2	30.5	1.1	234.2

Included in carrying amount—Assets under construction
At 30 June 2019	—	—	—	—	—	14.7	3.9	—	18.6
At 30 June 2020	—	—	—	—	—	28.7	7.2	—	35.9
At 31 December 2020	—	—	—	—	—	36.5	9.2	—	45.7
At 31 December 2021	—	—	—	—	—	18.6	4.3	1.1	24.0

*	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.
Amortization of £8.5m (six months ended 31 December 2020: £4.6m; year ended 30 June 2020: £8.2m; year ended 30 June 2019: £6.2m) is included within Research and development expenses and £12.4m (six months ended 31 December 2020: £3.3m; year ended 30 June 2020: £7.5m; year ended 30 June 2019: £4.3m) is included within selling, general and administrative expenses.
During the year ended 31 December 2021, the Group revised its estimate of the useful economic life of its software intangible assets from 3 to 5 years to 3 to 10 years. This was based on an assessment of the enhanced functionality available to the Group from its ERP software following implementation of certain key modules in the year. This change in estimate has been accounted for prospectively in line with IAS 8, ‘Accounting Policies, changes in accounting estimates and errors’ and has led to a reduction in the monthly impairment charge of £0.5m and is expected to lead to an average annual reduction of £3.9m in the amortization charge for the years 2022 to 2026.
During the year ended 31 December 2021, an impairment was made of internally developed technology assets relating to the AxioMx business unit, following an assessment of the work performed and costs capitalized to date. Following the review, it was concluded that as a result of changes in the scope and nature of the project to which the costs related, and the corresponding usability of historical work performed, £1.1m of internally developed technology assets were impaired. The impairment charge is included within research and development expenses and is included in exceptional items.
A further £0.6m impairment charge on internally developed technology was recorded in the year, relating to certain technology assets. The impairment charge is included within selling, general and administrative expenses.
A £2.1m impairment charge was also recognized in respect of capitalized software development that will no longer be used in the Group’s ERP implementation project. The impairment charge is included within selling, general and administrative expenses and is included in exceptional items.
During the year ended 31 December 2021, the assets relating to Firefly BioWorks multiplex and assay technology were tested for impairment. Given the nascent state of the technology, management used the fair value less costs to sell method of assessing the recoverable amount of the intangible assets. The fair value was estimated by utilizing market-based data from comparable companies and recent transactions in the industry. The result was a fair value that significantly exceeded the carrying value of the asset and the Directors have concluded that there are no reasonable possible scenarios that would cause an impairment to be required.
During the six months ended 31 December 2020, a review was undertaken of the performance of historical acquisitions. In respect of Applied Stem Cell, it was determined that the additional knowledge gained of the marketplace in which Applied Stem Cell operates caused the initial valuation of the acquisition intangibles to be revisited as permitted by IFRS 3
‘Business Combinations’
within the first 12 months of ownership. This has resulted in a £2.2m reduction in the initial valuation of acquisition intangibles from that originally presented in the consolidated financial statements for the fiscal year ended 30 June 2020 with a corresponding increase in goodwill. In accordance with the requirements of IFRS 3
 ‘Business Combinations’
,
 this adjustment has been recorded within the fiscal year ended 30 June 2020.
During the year ended 30 June 2020, a full impairment was made of the acquisition intangible in respect of AxioMx in Vitro monoclonal antibody production technology and subsequent post acquisition expenditure. This has arisen following an appraisal of the ability to utilize at scale this technology whereby although technical feasibility remains valid, the challenges to realize material commercial returns have resulted in the conclusion not to pursue further active development and substantive utilization of this technology. This expense was included within Research and development expenses.
During the year ended 30 June 2019, following achievement of a milestone in April 2019, the ERP implementation project, a review was undertaken of historical expenditure incurred to that date on outstanding modules included within software. It was concluded that as a result of changes in the scope and nature of the programme, assets of £12.8m were impaired. This expense was included within selling, general and administrative expenses. Further information is shown in note 7.
Capital commitments at 31 December 2021 amounted to £5.4m (31 December 2020: £2.0m; 30 June 2020: £4.1m; 30 June 2019: £nil).
Individually material intangible assets
The Group’s ERP system is considered to be an individually material intangible asset. As at 31 December 2021, £31.9m is included within software which is being amortized over a ten year period with a remaining amortization period of 7.4 years with the remainder shown as software assets under construction.
Patents, technology and
know-how
and Licence fees includes amounts which are considered individually material to the financial statements and are set out as follows:

	Carrying amount £m	Remaining amortization Years
Expedeon CaptSure technology	22.4	14
Expedeon antibody labelling and conjugation technology	15.8	14
Epitomics RabMAb ® technology	8.9	5
Firefly BioWorks Multiplex and assay technology	11.3	8
Roche licence agreement	6.4	7
BioVision Metabolism Assays & Proteins	77.5	10